OTHER NON-OPERATING GAIN / (LOSS), NET (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-Operating Gain, Net [Abstract]
Schedule of other non-operating gain/ (loss), net
Other non-operating gain/ (loss), net consisted of the following for the year ended December 31:

	2025	2024	2023
Gain / (loss) on Money Market Funds classified as cash and cash equivalents	1	—	—
Change in fair value of warrants	(1)	—	—
Change in fair value of put option liability	(2)	3	(3)
Income from sale of scrap metal	—	—	2
(Loss)/gain on foreign currency purchase and sale, net	(3)	—	(7)
Insurance compensation	5	—	—
Other loss	—	(1)	—

Other non-operating (loss) / gain, net	—	2	(8)